Accumulated other comprehensive loss (Details 1) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before tax opening balance	CAD (2,406)	CAD (2,961)	CAD (2,040)
Income tax recovery (expense), opening balance	639	534	190
Accumulated other comprehensive loss - Opening Balance	(1,767)	(2,427)	(1,850)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Foreign exchange loss on translation of net investment in foreign operations, before tax	(310)	1,607	644
Foreign exchange loss on translation of net investment in foreign operations, income tax recovery (expense)	0	0	4
Foreign exchange loss on translation of net investment in foreign operations, net of tax	(310)	1,607	648
Foreign exchange gain on translation of US dollar-denominated debt designated as a hedge of the net investment in U.S. subsidiaries, before tax	265	(1,358)	(569)
Foreign exchange gain on translation of US dollar-denominated debt designated as a hedge of the net investment in U.S. subsidiaries, income tax recovery (expense)	(35)	181	73
Foreign exchange gain on translation of US dollar-denominated debt designated as a hedge of the net investment in U.S. subsidiaries, net of tax	230	(1,177)	(496)
Actuarial gain (loss) arising during the year - pre-tax	(881)	74	(1,120)
Actuarial gain (loss) arising during the year - tax	235	(18)	301
Actuarial gain (loss) arising during the year - net of tax	(646)	56	(819)
Prior service cost from plan amendment arising during the year - pre-tax		(1)	(4)
Prior service cost from plan amendment arising during the year - tax		0	1
Prior service cost from plan amendment arisiing during the year - net of tax		(1)	(3)
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of net actuarial loss - pre-tax	172	224	120
Amortization of net actuarial loss - tax	(47)	(56)	(32)
Amortization of net actuarial loss - net of tax	125	168	88
Amortization of prior service cost - pre-tax	5	5	6
Amortization of prior service cost - tax	(1)	(1)	(2)
Amortization of prior service cost - net of tax	4	4	4
Settlement loss - pre-tax	10	4	3
Settlement loss - tax	(4)	(1)	(1)
Settlement loss - net of tax	6	3	2
Amortization of gain on treasury lock - pre-tax	0	0	(1)
Amortization of gain on treasury lock - tax			0
Amortization of gain on treasury lock - net of tax			(1)
Other comprehensive income (loss) before income taxes	(739)	555	(921)
Income tax recovery	148	105	344
Other comprehensive income (loss)	(591)	660	(577)
Accumulated other comprehensive income (loss), before tax closing balance	(3,145)	(2,406)	(2,961)
Income tax recovery (expense), closing balance	787	639	534
Accumulated other comprehensive income (loss) - Closing	(2,358)	(1,767)	(2,427)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before tax opening balance	(209)	(458)	(533)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Foreign exchange loss on translation of net investment in foreign operations, before tax	(310)	1,607	644
Foreign exchange gain on translation of US dollar-denominated debt designated as a hedge of the net investment in U.S. subsidiaries, before tax	265	(1,358)	(569)
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Other comprehensive income (loss) before income taxes	(45)	249	75
Accumulated other comprehensive income (loss), before tax closing balance	(254)	(209)	(458)
Pension and other postretirement benefit plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before tax opening balance	(2,204)	(2,510)	(1,515)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Actuarial gain (loss) arising during the year - pre-tax	(881)	74	(1,120)
Prior service cost from plan amendment arising during the year - pre-tax		(1)	(4)
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of net actuarial loss - pre-tax	172	224	120
Amortization of prior service cost - pre-tax	5	5	6
Settlement loss - pre-tax	10	4	3
Other comprehensive income (loss) before income taxes	(694)	306	(995)
Accumulated other comprehensive income (loss), before tax closing balance	(2,898)	(2,204)	(2,510)
Derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before tax opening balance	7	7	8
Amounts Reclassified From Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of gain on treasury lock - pre-tax			(1)
Other comprehensive income (loss) before income taxes	0	0	(1)
Accumulated other comprehensive income (loss), before tax closing balance	CAD 7	CAD 7	CAD 7